Events after the reporting date (Details) € / shares in Units, € in Thousands, $ in Millions		6 Months Ended
	Aug. 18, 2026 EUR (€) € / shares shares	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Aug. 10, 2026 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Net Capital Increase | €		€ 0	€ 14,932
Share capital
Disclosure of non-adjusting events after reporting period [line items]
Net Capital Increase | €		€ 10	€ 417
Strategic partnership with Swedish Orphan Biovitrum AB
Disclosure of non-adjusting events after reporting period [line items]
Upfront payment, commitment | $				$ 75
Strategic partnership with Swedish Orphan Biovitrum AB | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Nearterm development milestone payments eligible | $				40
Regulatory and commercial milestone payments eligible | $				$ 465
Capital increase
Disclosure of non-adjusting events after reporting period [line items]
Total number of shares issued (in shares) | shares	17,647,059
Par value per share (in EUR per share) | € / shares	€ 1.70
Capital increase | Share capital
Disclosure of non-adjusting events after reporting period [line items]
Net Capital Increase | €	€ 30,000